Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS II
Entity Central Index Key	0001576367
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000158764
Shareholder Report [Line Items]
Fund Name	ABR Dynamic Blend Equity & Volatility Fund
Class Name	Institutional
Trading Symbol	ABRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number	(855) 422-4518
Additional Information Website	www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	2.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.00%
AssetsNet	$ 99,456,561
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 782,930
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$99,456,561
# of Portfolio Holdings	-
Portfolio Turnover Rate	0%
Investment Advisory Fees (Net of fees waived)	$782,930

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
Other Assets & Liabilities, Net	100.0%

C000158765
Shareholder Report [Line Items]
Fund Name	ABR Dynamic Blend Equity & Volatility Fund
Class Name	Investor
Trading Symbol	ABRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the ABR Dynamic Blend Equity & Volatility Fund for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number	(855) 422-4518
Additional Information Website	www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$116	2.25%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.25%
AssetsNet	$ 99,456,561
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 782,930
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$99,456,561
# of Portfolio Holdings	-
Portfolio Turnover Rate	0%
Investment Advisory Fees (Net of fees waived)	$782,930

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
Other Assets & Liabilities, Net	100.0%

C000193875
Shareholder Report [Line Items]
Fund Name	ABR 50/50 Volatility Fund
Class Name	Institutional
Trading Symbol	ABRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number	(855) 422-4518
Additional Information Website	www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$126	2.50%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.50%
AssetsNet	$ 53,141,087
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 507,708
InvestmentCompanyPortfolioTurnover	726.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$53,141,087
# of Portfolio Holdings	6
Portfolio Turnover Rate	726%
Investment Advisory Fees (Net of fees waived)	$507,708

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
U.S. Treasury Securities	30.9%
Other Assets & Liabilities, Net	69.1%

C000193876
Shareholder Report [Line Items]
Fund Name	ABR 50/50 Volatility Fund
Class Name	Investor
Trading Symbol	ABRJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the ABR 50/50 Volatility Fund for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number	(855) 422-4518
Additional Information Website	www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$144	2.75%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	2.75%
AssetsNet	$ 53,141,087
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 507,708
InvestmentCompanyPortfolioTurnover	726.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$53,141,087
# of Portfolio Holdings	6
Portfolio Turnover Rate	726%
Investment Advisory Fees (Net of fees waived)	$507,708

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
U.S. Treasury Securities	30.9%
Other Assets & Liabilities, Net	69.1%

C000220967
Shareholder Report [Line Items]
Fund Name	ABR 75/25 Volatility Fund
Class Name	Institutional
Trading Symbol	VOLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number	(855) 422-4518
Additional Information Website	www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	1.75%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.75%
AssetsNet	$ 301,468,404
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 2,266,803
InvestmentCompanyPortfolioTurnover	753.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$301,468,404
# of Portfolio Holdings	6
Portfolio Turnover Rate	753%
Investment Advisory Fees (Net of fees waived)	$2,266,803

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
U.S. Treasury Securities	15.5%
Other Assets & Liabilities, Net	84.5%

C000220968
Shareholder Report [Line Items]
Fund Name	ABR 75/25 Volatility Fund
Class Name	Investor
Trading Symbol	VOLJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the ABR 75/25 Volatility Fund for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at www.abrdynamicfunds.com/fund-documents/. You can also request this information by contacting us at (855) 422-4518.

Additional Information Phone Number	(855) 422-4518
Additional Information Website	www.abrdynamicfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$105	2.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.00%
AssetsNet	$ 301,468,404
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 2,266,803
InvestmentCompanyPortfolioTurnover	753.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$301,468,404
# of Portfolio Holdings	6
Portfolio Turnover Rate	753%
Investment Advisory Fees (Net of fees waived)	$2,266,803

Holdings [Text Block]

Asset Class Weightings

(% total net investments)

Value	Value
U.S. Treasury Securities	15.5%
Other Assets & Liabilities, Net	84.5%